Shareholder Report, Holdings (Details)	Jul. 31, 2024	[1]
American Funds Tax-Exempt Fund of New York® (Class A) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
American Funds Tax-Exempt Fund of New York® (Class A) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.77%
American Funds Tax-Exempt Fund of New York® (Class A) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American Funds Tax-Exempt Fund of New York® (Class A) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
American Funds Tax-Exempt Fund of New York® (Class A) | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds Tax-Exempt Fund of New York® (Class A) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
American Funds Tax-Exempt Fund of New York® (Class A) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[2]
American Funds Tax-Exempt Fund of New York® (Class C) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
American Funds Tax-Exempt Fund of New York® (Class C) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.77%
American Funds Tax-Exempt Fund of New York® (Class C) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American Funds Tax-Exempt Fund of New York® (Class C) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
American Funds Tax-Exempt Fund of New York® (Class C) | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds Tax-Exempt Fund of New York® (Class C) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
American Funds Tax-Exempt Fund of New York® (Class C) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[2]
American Funds Tax-Exempt Fund of New York® (Class T) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
American Funds Tax-Exempt Fund of New York® (Class T) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.77%
American Funds Tax-Exempt Fund of New York® (Class T) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American Funds Tax-Exempt Fund of New York® (Class T) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
American Funds Tax-Exempt Fund of New York® (Class T) | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds Tax-Exempt Fund of New York® (Class T) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
American Funds Tax-Exempt Fund of New York® (Class T) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[2]
American Funds Tax-Exempt Fund of New York® (Class F-1) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
American Funds Tax-Exempt Fund of New York® (Class F-1) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.77%	[2]
American Funds Tax-Exempt Fund of New York® (Class F-1) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American Funds Tax-Exempt Fund of New York® (Class F-1) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
American Funds Tax-Exempt Fund of New York® (Class F-1) | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds Tax-Exempt Fund of New York® (Class F-1) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
American Funds Tax-Exempt Fund of New York® (Class F-1) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[2]
American Funds Tax-Exempt Fund of New York® (Class F-2) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
American Funds Tax-Exempt Fund of New York® (Class F-2) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.77%
American Funds Tax-Exempt Fund of New York® (Class F-2) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American Funds Tax-Exempt Fund of New York® (Class F-2) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
American Funds Tax-Exempt Fund of New York® (Class F-2) | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds Tax-Exempt Fund of New York® (Class F-2) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
American Funds Tax-Exempt Fund of New York® (Class F-2) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[2]
American Funds Tax-Exempt Fund of New York® (Class F-3) | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
American Funds Tax-Exempt Fund of New York® (Class F-3) | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.77%
American Funds Tax-Exempt Fund of New York® (Class F-3) | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
American Funds Tax-Exempt Fund of New York® (Class F-3) | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
American Funds Tax-Exempt Fund of New York® (Class F-3) | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
American Funds Tax-Exempt Fund of New York® (Class F-3) | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
American Funds Tax-Exempt Fund of New York® (Class F-3) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[2]	Includes derivatives.